Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Stock Options Warrants

- The following table summarizes information about warrants granted during the three month periods ended March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
	Number of warrants	Weighted Average Exercise Price	Number of warrants	Weighted Average Exercise Price

Balance, beginning of period	5,500,000	$0.23	5,905,000	$0.21

Warrants granted	-	-	-	-
Warrants expired	-	-	(300,000)	1.00
Warrants cancelled, forfeited	-	-	-	-
Warrants exercised	-	-	-	-

Balance, end of period	5,500,000	$0.23	5,605,000	$0.21

Exercisable warrants	5,500,000	$0.23	4,885,000	$0.23

The following table summarizes information about warrants granted during the years ended December 31,:

	2018		2017
	Number of warrants	Weighted Average Exercise Price	Number of warrants	Weighted Average Exercise Price

Balance, beginning of year	5,905,000	0.25	1,405,000	0.52

Warrants granted	1,000,000	0.49	4,500,000	0.17
Warrants expired	1,405,000	0.52	-	-
Warrants cancelled, forfeited	-	-	-	-
Warrants exercised	-	-	-	-

Balance, end of year	5,500,000	0.23	5,905,000	0.25

Exercisable warrants	5,500,000	0.23	4,780,000	0.29

Schedule of Outstanding Warrants

Outstanding warrants as of March 31, 2019 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Warrants	Weighted Average Exercise Price	Exercisable Warrants	Weighted Average Exercise Price

$0.11	2.34	1,500,000	$0.11	1,500,000	$0.11
$0.20	1.92	3,000,000	0.20	3,000,000	0.20
$0.28	1.25	200,000	$0.28	200,000	$0.28
$0.50	2.50	500,000	0.50	500,000	0.50
$0.60	1.51	300,000	$0.60	300,000	$0.60

$0.11 to 0.60	1.92	5,500,000	$0.23	5,500,000	$0.25

Outstanding warrants as of December 31, 2018 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Warrants	Weighted Average Exercise Price	Exercisable Warrants	Weighted Average Exercise Price

0.11	2.59	1,500,000	0.11	1,500,000	0.11
0.20	2.0	3,000,000	0.20	3,000,000	0.20
0.28	1.49	200,000	0.28	900,000	0.25
0.60	1.78	300,000	0.60	-	-
0.50	2.78	500,000	0.50	505,000	1.00

0.11 to 0.60	2.10	5,500,000	0.23	5,905,000	0.25

Schedule of Warrants Outstanding, Expiry Date and Exercise Prices

Warrants outstanding at March 31, 2019 and 2018 have the following expiry date and exercise prices:

Expiry Date	Exercise Prices	March 31, 2019	March 31, 2018

October 10, 2020	$0.60	300,000	-
December 30, 2020	$0.20	3,000,000	3,000,000
June 26, 2020	$0.28	200,000	-
August 2, 2021	$0.11	1,500,000	1,500,000
October 10, 2021	$0.50	500,000	-

		5,500,000	4,500,000

Warrants outstanding have the following expiry date and exercise prices as of the year ended December 31,:

Expiry Date	Exercise Prices	2018	2017

March 22, 2018	1.00	-	300,000
April 1, 2018	0.25	-	900,000
April 30, 2018	1.00	-	5,000
July 10, 2018	1.00	-	200,000
December 30, 2020	0.20	3,000,000	3,000,000
August 2, 2021	0.11	1,500,000	1,500,000
June 6, 2020	0.28	200,000	-
October 10, 2020	0.60	300,000	-
October 10, 2021	0.50	500,000	-

		5,500,000	5,905,000

Schedule of Stock Options Granted

The following table summarizes information about stock options granted during the three months ended March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
	Number of stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

Balance, beginning of period	20,121,000	$0.24	9,625,000	$0.21

Stock options granted	-	-	6,800,000	0.12
Stock options expired	-	-	72,000	0.37
Stock options cancelled, forfeited	-	-	-	-
Stock options exercised	-	-	-	-

Balance, end of period	20,121,000	$0.24	16,353,000	$0.17

Exercisable stock options	15,841,000	$0.24	10,167,666	$0.20

The following table summarizes information about stock options granted during the years ended December 31, 2018 and 2017:

	2018		2017
	Number of stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

Balance, beginning of year	9,625,000	0.21	2,644,000	0.50

Stock options granted	11,840,000	0.17	6,981,000	0.10
Stock options expired	(36,000)	-	-	-
Stock options cancelled, forfeited	(1,308,000)	-	-	-
Stock options exercised	-	-	-	-

Balance, end of year	20,121,000	0.19	9,625,000	0.21

Exercisable stock options	15,841,000	0.19	6,010,583	0.25

Schedule of Outstanding Stock Options

Outstanding stock options as of March 31, 2019 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Stock Options	Weighted Average Exercise Price	Exercisable Stock Options	Weighted Average Exercise Price

$0.075 to 0.09	2.88	2,281,000	$0.09	2,281,000	$0.08
$0.11	2.34	3,500,000	$0.11	3,500,000	$0.11
$0.12	3.93	6,800,000	$0.12	5,950,000	$0.12
$0.22	4.59	2,165,000	$0.22	541,250	$0.22
$0.27	4.67	2,875,000	$0.27	1,068,750	$0.27
$0.50	5.64	2,500,000	$0.50	2,500,000	$0.50

$0.075 to 0.50	3.36	20,121,000	$0.24	15,841,000	$0.24

Outstanding stock options as of December 31, 2018 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Stock Options	Weighted Average Exercise Price	Exercisable Stock Options	Weighted Average Exercise Price

0.075 to 0.09	3.13	2,281,000	0.09	2,981,000	0.08
0.11	2.59	3,500,000	0.11	3,500,000	0.11
-	-	-	-	500,000	0.145
-	-	-	-	144,000	0.36
0.50	5.89	2,500,000	0.50	2,500,000	0.50
0.12	4.18	6,800,000	0.12	-	-
0.22	4.84	2,165,000	0.22	-	-
0.27	4.92	2,875,000	0.27	2,500,000	0.50

0.075 to 0.50	4.17	20,121,000	0.19	12,125,000	0.21

Schedule of Stock Options, Expiry Date and Exercise Prices

Stock options outstanding at March 31, 2019, and 2018 have the following expiration date and exercise prices:

Expiration Date	Exercise Prices	March 31, 2019	March 31, 2018
August 2, 2021	$0.11	3,500,000	3,500,000
February 17, 2022	$0.075	760,333	760,333
February 17, 2022	$0.09	1,520,667	1,520,667
March 5, 2023	$0.12	6,800,000	6,800,000
October 31, 2023	$0.22	2,165,000	-
November 30, 2023	$0.27	2,875,000	-
November 20, 2024	$0.25	2,500,000	-

		20,121,000	12,581,000

Stock options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry Date	Exercise Prices	December 31, 2018	December 31, 2017

February 26, 2018	0.37	-	72,000
April 27, 2018	0.38	-	36,000
July 9, 2018	0.33	-	36,000
August 2, 2021	0.11	3,500,000	3,500,000
February 17, 2022	0.09	2,281,000	2,281,000
March 30, 2022	0.09	-	700,000
March 05, 2023	0.12	6,800,000	-
October 31, 2023	0.22	2,165,000	-
November 30, 2023	0.27	2,875,000	-
November 20, 2024	0.50	2,500,000	2,500,000
October 2, 2027	0.145	-	500,000

	0.19	20,121,000	9,625,000

Summary of Stock Compensation Expense

The Company recorded stock compensation expense relating to the vesting of stock options and warrants as follows for the years ended December 31, 2018 and 2017;

	2018	2017

Stock compensation	569,379	64,581
Stock Option vesting	1,818,018	686,164
Total	$2,387,397	$750,745